SUPPLEMENT dated August 8, 2006

                              To the PROSPECTUS of

                       Mellon Equity Large Cap Growth Fund

                            Dated: December 21, 2005

--------------------------------------------------------------------------------

Effective August 18, 2006, Matthew E. Cunningham will no longer be a portfolio manager of Mellon Equity Large Cap Growth Fund. Ronald P. Gala remains as co-portfolio manager of the Fund and Jocelin A. Reed will be added as a co-portfolio manager of the Fund.

Therefore, the following replaces the information on page 9 under "The Investment Adviser - Fund Managers" with respect to the Funds.

--------------------------------------------------------------------------------
Fund managers             Positions during past five years
--------------------------------------------------------------------------------
Ronald P. Gala            Senior Vice President and Senior Portfolio Manager,
                          Ron has served as the co-portfolio manager for the
                          fund since its inception in December 2005. Ron is the
                          team leader for the small cap, balanced and large-cap
                          growth product teams and is also member of the
                          investment management committee. Ron joined Mellon
                          Equity in 1993 and has over 20 years of investment
                          experience.
--------------------------------------------------------------------------------
Jocelin A. Reed           Senior Vice President and Portfolio Manager,
                          Jocelin manages a variety of client portfolios,
                          primarily in our large-cap equity products, with a
                          focus on applying client directed, mission-based
                          strategies to those portfolios. Jocelin also is the
                          team leader for Mellon Equity's market neutral
                          product. Jocelin joined Mellon Equity in 1996.
--------------------------------------------------------------------------------









         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE

                         SUPPLEMENT dated August 8, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Mellon Equity Large Cap Growth Fund
                    Mellon Institutional Market Neutral Fund
                        Newton International Equity Fund

                            Dated: December 21, 2005

--------------------------------------------------------------------------------

Effective August 18, 2006, Matthew E. Cunningham will no longer be a portfolio manager of Mellon Equity Large Cap Growth Fund. Ronald P. Gala remains as co-portfolio manager of the Fund and Jocelin A. Reed will be added as a co-portfolio manager of the Fund.

Therefore, the information regarding Matthew E. Cunningham under "Additional Information About the Portfolio Managers" on page 37 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 40 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

-------------------------------------------------------------------------------------------------------------------
                                                                         Other Accounts Managed By the Portfolio
Portfolio Manager Name                              Fund                                 Manager
-------------------------------------------------------------------------------------------------------------------
Jocelin A. Reed                          Large Cap Growth Fund        Other Registered Investment Companies:  6
                                                                      funds with total assets of $1.236 billion.

                                                                      Other Pooled Investment Vehicles:
                                                                      5 entities with total assets of $331 million.

                                                                      Other Accounts: 25 accounts with total assets
                                                                      of approximately $1.31 billion.
-------------------------------------------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

-------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                    Fund                                                     Ownership
-------------------------------------------------------------------------------------------------------------------
Jocelin A. Reed                           Large Cap Growth Fund                                        A
-------------------------------------------------------------------------------------------------------------------

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE